Loans Receivable, Net (Tables)	6 Months Ended
Jun. 30, 2026
Loans Receivable, Net [Abstract]
Schedule of Loans Receivable, Net

As of June 30, 2026 and December 31, 2025, loans receivable, net consisted of the following balances:

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Loans receivable	$5,597,175	$5,539,546
Less: allowance for expected credit losses	(93,473)	(90,849)
Loans receivable, net	$5,503,702	$5,448,697

Schedule of Movement of Allowance for Expected Credit Losses

The movement of allowance for expected credit losses is as follow:

	As of
	June 30, 2026	December 31, 2025
	(Unaudited)	(Audited)
Balance at beginning of the period/year	$90,849	$—
Provision of expected credit losses	3,312	90,705
Exchange rate differences	(688)	144
Balance at end of the period/year	$93,473	$90,849